Organization and Significant Accounting Policies - FP Land LLC (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended		0 Months Ended
	Mar. 31, 2014 Pittman Hough Farms LLC Paul A. Pittman	Dec. 31, 2013 Pittman Hough Farms LLC Paul A. Pittman	Mar. 31, 2014 FP Land LLC, predecessor business grainstorage farm	Dec. 31, 2013 FP Land LLC, predecessor business grainstorage farm	Mar. 31, 2014 FP Land LLC, predecessor business PH Farms	Dec. 31, 2013 FP Land LLC, predecessor business PH Farms	Mar. 31, 2014 FP Land LLC, predecessor business Cottonwood	Dec. 31, 2013 FP Land LLC, predecessor business Cottonwood	Apr. 16, 2014 Subsequent event REIT IPO Common stock	Apr. 16, 2014 Subsequent event Operating Partnership FP Land merger, transaction between entities under common control Pittman Hough Farms FP Land farm grainstorage	Apr. 16, 2014 Subsequent event Operating Partnership FP Land merger, transaction between entities under common control Pittman Hough Farms FP Land Limited partner
Organization and Significant Accounting Policies
Equity interests (as a percent)					100.00%	100.00%	100.00%	100.00%
Number of farms owned			38	38						38
Number of grain storage facilities owned			3	3						3
Common stock issued (in shares)									3,800,000
Share price (in dollars per share)									$ 14.00
Gross proceeds from the IPO									$ 53.2
Aggregate net proceeds after deducting the underwriting discount and commissions and expenses payable									48.0
Units issued											1,945,000
Aggregate value of shares issued											$ 27.2
Ownership interest (as a percent)	75.00%	75.00%
Fee simple interest in the properties (as a percent)										100.00%